UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03634

The Guardian Bond Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Bond Fund, Inc.	The Guardian Bond Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Bond Fund	Semiannual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins,

Co-Portfolio Manager

Objective:

Maximum current income without undue risk to principal. Capital appreciation is a secondary objective

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

May 1, 1983

Net Assets at

June 30, 2005:

$329,696,802

Top Ten Holdings  (As of 6/30/05)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
FNMA	3.030%	7/14/2005	6.07%
FHLMC	2.875%	5/15/2007	5.19%
FNMA (30 yr. TBA)	5.000%	N/A	4.88%
U.S. Treasury Bonds	5.375%	2/15/2031	4.77%
FHLMC	5.500%	12/1/2034	4.63%
FNMA (30 yr. TBA)	5.500%	N/A	3.34%
U.S. Treasury Bonds	6.000%	2/15/2026	3.00%
FHLMC	5.500%	6/1/2035	2.89%
FNMA	3.250%	1/15/2008	2.81%
FHLMC	6.000%	11/1/2034	1.80%

Sector Allocation (As of 6/30/05 and 12/31/04)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 5/1/1983
The Guardian Bond Fund	2.62%	6.87%	5.81%	7.25%	6.46%	8.29%
Lehman Aggregate Bond Index	2.51%	6.80%	5.76%	7.40%	6.83%	8.85%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	The Lehman Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN BOND FUND	1

■ The Guardian Bond Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,026.20	$2.86	0.57%
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$2.86	0.57%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN BOND FUND

■	The Guardian Bond Fund, Inc.

Schedule of Investments

June 30, 2005 (Unaudited)

Asset Backed — 10.9%
Principal Amount		Value

$2,200,000	Ameriquest Mtg. Secs., Inc.
	2003-5 A6
	4.541% due 4/25/2033	$2,212,823
465,762	Amresco
	1997-1 MIF
	7.42% due 3/25/2027	464,376
1,750,000	Capital Auto Receivables Asset Tr.
	2005-1 A4
	4.05% due 7/15/2009	1,752,182
3,136,000	Carmax Auto Owner Tr.
	2005-1 A4
	4.35% due 3/15/2010	3,157,650
700,000	Caterpillar Financial Asset Tr.
	2004-A A3
	3.13% due 1/26/2009	693,335
	New Century Home Equity Loan Tr.
	2004-4 A4
3,400,000	3.594% due 2/25/2035 (2)	3,409,475
	2005-A A4
3,500,000	5.114% due 8/25/2035	3,520,300
1,800,000	Nissan Auto Receivables Owner Tr.
	2003-B A4
	2.05% due 3/16/2009	1,756,170
2,900,000	Renaissance Home Equity Loan Tr.
	2005-2 AF3
	4.499% due 8/25/2035 (2)	2,901,740
462,412	Residential Asset Mtg. Prods., Inc.
	2003-RZ3 A3
	2.14% due 2/25/2030	459,556
3,600,000	Residential Funding Mtg. Secs.
	2003-HS3 AI2
	3.15% due 7/25/2018	3,549,088
	SLMA Student Loan Tr.
	2004-3 A2
3,500,000	3.171% due 4/25/2013 (2)	3,500,823
	2005-4 A1
1,650,000	3.215% due 10/26/2015 (2)	1,645,793
	2002-5 A4L
1,600,000	3.56% due 9/17/2018 (2)	1,607,759
1,045,000	Structured Asset Secs. Corp.
	2005-WF1 A2
	3.514% due 2/25/2035 (2)	1,046,009
4,100,000	Vanderbilt Acquisition Loan Tr.
	2002-1 A3
	5.70% due 9/7/2023	4,157,627

	Total Asset Backed Securities (Cost $35,837,701)	35,834,706

Collateralized Mortgage Obligations — 6.9%
$3,350,000	Countrywide Home Loans
	2002-19 1A1
	6.25% due 11/25/2032	$3,399,194
	FHLMC
	H006 A2
2,060,440	2.837% due 2/15/2010	2,032,684
	2430 GD
26,514	6.50% due 11/15/2030	26,482
	2744 VC
2,289,841	5.50% due 4/15/2011	2,359,879
	2500 TD
915,000	5.50% due 2/15/2016	929,667

Principal Amount		Value

	2744 PC
$3,500,000	5.50% due 1/15/2031	$3,611,672
	2367 ME
2,800,000	6.50% due 10/15/2031	2,973,744
1,836,780	FNMA
	2001-51 PH
	6.00% due 8/25/2030	1,867,557
2,142,000	Mastr Asset Securitization Tr.
	2003-10 3A7
	5.50% due 11/25/2033	2,178,514
3,500,000	Wells Fargo Mtg.-Backed Secs. Tr.
	2003-11 1A3
	4.75% due 10/25/2018	3,514,093

	Total Collateralized Mortgage Obligations (Cost $23,322,100)	22,893,486

Commercial Mortgage Backed Securities — 6.0%
	Chase Comm’l. Mtg. Secs. Corp.
	1998-2 A2
$715,000	6.39% due 11/18/2030	$760,866
	1997-1 C
600,000	7.37% due 6/19/2029	631,639
3,500,000	Crown Castle Towers LLC
	2005-1A AFX
	4.643% due 6/15/2035†	3,517,850
1,153,994	First Union National Bank Comm’l. Mtg. Tr.
	2000-C2 A1
	6.94% due 10/15/2032	1,200,301
3,500,000	GE Comm’l. Mtg. Corp.
	2005-C1 A5
	4.772% due 6/10/2048	3,556,605
1,673,580	GMAC Comm’l. Mtg. Secs., Inc.
	1997-C1 A3
	6.869% due 7/15/2029	1,747,583
3,450,000	Greenwich Capital Comm’l. Funding Corp.
	2005-GC3 AJ
	4.859% due 8/10/2042	3,502,476
400,000	Merrill Lynch Mtg. Tr.
	2004-BPC1 A5
	4.855% due 10/12/2041	407,827
2,505,000	Midland Realty Acceptance Corp. 1996-C1 C
	7.86% due 8/25/2028 (2)	2,541,885
525,000	Morgan Stanley Capital I 1999-RM1 E
	7.208% due 12/15/2031 (2)	570,225
1,204,411	Mtg. Capital Funding, Inc. 1997-MC1 A3
	7.288% due 7/20/2027	1,244,197

	Total Commercial Mortgage Backed Securities (Cost $19,943,577)	19,681,454

Corporate Bonds — 21.5%
Aerospace and Defense — 0.8%
$500,000	General Dynamics Corp.
	4.50% due 8/15/2010	$506,239
200,000	Lockheed Martin Corp.
	8.50% due 12/1/2029	288,835

See notes to financial statements.

3

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Value

$200,000	Northrop Grumman Corp. 7.125% due 2/15/2011	$226,193
500,000	TRW, Inc.
	7.75% due 6/1/2029	668,229
	United Technologies Corp.
500,000	4.375% due 5/1/2010	504,623
400,000	5.40% due 5/1/2035	420,258

		2,614,377

Automotive — 0.9%
	DaimlerChrysler NA Hldg.
750,000	4.05% due 6/4/2008	738,513
300,000	6.50% due 11/15/2013	324,662
170,000	8.50% due 1/18/2031	215,374
	Ford Motor Credit Co.
600,000	6.50% due 1/25/2007	604,307
500,000	7.00% due 10/1/2013	479,739
500,000	General Motors Acceptance Corp.
	6.125% due 9/15/2006	500,358

		2,862,953

Banking — 0.2%
650,000	BB&T Corp.
	4.90% due 6/30/2017	651,690

Chemicals — 0.1%
450,000	Potash Corp.
	4.875% due 3/1/2013	454,582

Consumer Products — 0.2%
500,000	Procter & Gamble Co.
	5.50% due 2/1/2034	539,383

Electric — 0.6%
450,000	Alabama Power Co.
	5.65% due 3/15/2035	468,627
450,000	Cons. Edison Co. of New York, Inc.
	5.30% due 3/1/2035	467,948
650,000	Florida Power & Light Co.
	4.95% due 6/1/2035	641,081
450,000	Pacific Gas & Electric Co.
	6.05% due 3/1/2034	495,940

		2,073,596

Energy — 0.5%
1,080,300	RAS Laffan Liquefied Natural Gas
	3.437% due 9/15/2009†	1,060,282
650,000	Western Oil Sands, Inc.
	8.375% due 5/1/2012	740,188

		1,800,470

Energy–Refining — 0.4%
1,000,000	Tosco Corp.
	8.125% due 2/15/2030	1,408,715

Entertainment — 0.4%
1,000,000	Time Warner, Inc.
	7.57% due 2/1/2024	1,221,758

Environmental — 0.6%
1,650,000	Waste Management, Inc.
	7.375% due 8/1/2010	1,845,116

Finance Companies — 1.4%
1,000,000	Capital One Bank
	5.75% due 9/15/2010	1,055,309
1,000,000	CIT Group, Inc.
	3.49% due 5/18/2007 (2)	1,001,791

Principal Amount		Value

$400,000	General Electric Capital Corp. 6.75% due 3/15/2032	$493,595
1,000,000	Household Fin. Corp.
	6.375% due 11/27/2012	1,105,986
750,000	MBNA America Bank Nat’l.
	7.125% due 11/15/2012	862,332

		4,519,013

Financial — 1.1%
450,000	Credit Suisse First Boston
	6.50% due 1/15/2012	500,126
750,000	Goldman Sachs Group, Inc.
	5.125% due 1/15/2015	763,913
	Lehman Brothers Hldgs., Inc.
500,000	4.25% due 1/27/2010	498,519
550,000	6.625% due 1/18/2012	614,286
600,000	Merrill Lynch & Co.
	5.00% due 1/15/2015	614,360
	Morgan Stanley
300,000	4.00% due 1/15/2010	295,527
450,000	4.75% due 4/1/2014	443,326

		3,730,057

Financial–Banks — 2.4%
1,150,000	Bank of America Corp.
	4.875% due 9/15/2012	1,182,770
600,000	Bank One Corp.
	5.25% due 1/30/2013	620,793
1,200,000	Citigroup, Inc.
	5.00% due 9/15/2014	1,227,535
700,000	City Nat'l. Corp.
	5.125% due 2/15/2013	718,909
400,000	HSBC USA, Inc.
	4.625% due 4/1/2014	399,319
900,000	J.P. Morgan Chase & Co.
	5.75% due 1/2/2013	964,269
450,000	Regions Financial Corp.
	6.375% due 5/15/2012	504,961
500,000	Sovereign Bank
	5.125% due 3/15/2013	509,862
400,000	Wachovia Corp.
	5.25% due 8/1/2014	417,555
300,000	Washington Mutual Bank
	5.65% due 8/15/2014	315,877
1,000,000	Zions Bancorp
	6.00% due 9/15/2015	1,090,357

		7,952,207

Food and Beverage — 0.5%
950,000	Kellogg Co.
	2.875% due 6/1/2008	915,213
550,000	Kraft Foods, Inc.
	5.25% due 10/1/2013	572,326

		1,487,539

Gaming — 0.1%
350,000	Harrahs Operating Co., Inc.
	5.625% due 6/1/2015†	356,492

Health Care — 0.1%
350,000	Wellpoint, Inc.
	5.00% due 12/15/2014	357,386

See notes to financial statements.

4

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Value

Home Construction — 0.4%
$500,000	D. R. Horton, Inc.
	5.625% due 1/15/2016	$494,951
700,000	Ryland Group, Inc.
	5.375% due 6/1/2008	715,544

		1,210,495

Insurance — 0.7%
500,000	Allstate Corp.
	5.00% due 8/15/2014	513,971
	Metlife, Inc.
600,000	5.00% due 6/15/2015	608,921
300,000	5.70% due 6/15/2035	309,262
900,000	Willis Group NA
	5.625% due 7/15/2015	905,787

		2,337,941

Media–Cable — 0.8%
600,000	AT & T Broadband Corp.
	9.455% due 11/15/2022	848,779
1,700,000	Comcast Cable Comm., Inc.
	6.875% due 6/15/2009	1,851,837

		2,700,616

Media–NonCable — 1.0%
300,000	News America Hldgs.
	8.00% due 10/17/2016	368,660
2,850,000	Scholastic Corp.
	5.75% due 1/15/2007	2,910,183

		3,278,843

Merchandising–Supermarkets — 0.6%
1,000,000	Delhaize America, Inc.
	7.375% due 4/15/2006	1,021,773
1,000,000	Safeway, Inc.
	6.15% due 3/1/2006	1,010,746

		2,032,519

Metals and Mining — 0.3%
800,000	Noranda, Inc.
	6.00% due 10/15/2015	839,714

Natural Gas–Pipelines — 0.7%
1,150,000	Enterprise Prods. Operating LP
	6.65% due 10/15/2034	1,262,548
600,000	Keyspan Corp.
	7.625% due 11/15/2010	692,294
400,000	Plains All American Pipeline
	5.625% due 12/15/2013	414,246

		2,369,088

Paper and Forest Products — 0.1%
350,000	Weyerhaeuser Co.
	6.00% due 8/1/2006	356,234

Railroads — 0.8%
800,000	Burlington Northern Santa Fe Corp.
	7.95% due 8/15/2030	1,096,558
300,000	CSX Corp.
	4.875% due 11/1/2009	304,706
1,000,000	Norfolk Southern Corp.
	6.75% due 2/15/2011	1,118,245

		2,519,509

Principal Amount		Value

Real Estate Investment Trust — 0.4%
	EOP Operating LP
$300,000	4.75% due 3/15/2014	$294,121
225,000	7.00% due 7/15/2011	249,495
550,000	Liberty Ppty. LP
	7.25% due 3/15/2011	617,461
275,000	Regency Centers LP
	6.75% due 1/15/2012	302,112

		1,463,189

Retailers — 1.0%
500,000	CVS Corp.
	4.875% due 9/15/2014	508,304
350,000	Federated Department Stores, Inc.
	7.00% due 2/15/2028	406,900
750,000	Staples, Inc.
	7.375% due 10/1/2012	867,020
	Wal-Mart Stores, Inc.
350,000	4.50% due 7/1/2015	347,753
1,196,000	8.75% due 12/29/2006	1,196,586

		3,326,563

Technology — 0.5%
600,000	First Data Corp.
	4.95% due 6/15/2015	608,148
400,000	IBM Corp.
	5.875% due 11/29/2032	443,564
650,000	Motorola, Inc.
	6.50% due 9/1/2025	716,824

		1,768,536

Utilities–Electric and Water — 1.1%
500,000	FirstEnergy Corp. 6.45% due 11/15/2011	546,313
700,000	Potomac Edison Co. 5.35% due 11/15/2014†	729,028
600,000	Progress Energy, Inc. 7.00% due 10/30/2031	692,998
1,000,000	Public Service Co. of New Mexico 4.40% due 9/15/2008	1,000,715
500,000	Public Service Electric Gas Co. 5.125% due 9/1/2012	519,398

		3,488,452

Wireless Communications — 1.1%
650,000	America Movil S.A. de C.V. 6.375% due 3/1/2035	634,302
	AT & T Wireless Svcs., Inc.
800,000	8.125% due 5/1/2012	958,518
500,000	8.75% due 3/1/2031	700,819
1,410,000	Verizon Wireless Capital LLC 5.375% due 12/15/2006	1,436,959

		3,730,598

Wireline Communications — 1.4%
500,000	Deutsche Telekom Int’l. Fin. BV 8.75% due 6/15/2030 (2)	676,989
	France Telecom S.A.
800,000	8.00% due 3/1/2011 (2)	928,379
335,000	8.50% due 3/1/2031 (2)	467,059
1,150,000	Sprint Capital Corp. 8.375% due 3/15/2012	1,383,244
950,000	Verizon Global Funding Corp. 7.75% due 12/1/2030	1,226,687

		4,682,358

See notes to financial statements.

5

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Value

Yankee — 0.3%
$900,000	Pemex Project Funding Master Tr. 7.875% due 2/1/2009 (2)	$983,250

	Total Corporate Bonds (Cost $67,744,370)	70,963,239

Mortgage Pass-Through Securities — 32.3%
	FHLMC
$21,687,485	5.50%, 2034	$22,004,659
9,400,000	5.50%, 6/1/2035	9,537,210
5,792,174	6.00%, 11/1/2034	5,943,070
58,401	7.00%, 8/1/2008	60,608
	FNMA
16,100,000	5.00%, (30 yr. TBA)	16,100,000
10,850,000	5.50%, (30 yr. TBA)	10,995,802
5,591,332	5.00%, 6/1/2018	5,658,355
4,513,396	5.00%, 10/1/2019	4,566,365
4,425,838	5.50%, 8/1/2019	4,546,207
173,734	5.50%, 6/1/2034	176,212
1,175,781	6.00%, 10/1/2013	1,216,712
538,662	6.00%, 2016	557,119
429,413	6.00%, 8/1/2017	444,139
4,547,687	6.00%, 2034	4,664,022
5,527,368	6.00%, 2035	5,668,697
132,101	6.50%, 8/1/2010	136,496
1,706,180	6.50%, 12/1/2017	1,776,815
3,897,959	6.50%, 2032	4,040,787
1,625,259	6.50%, 2034	1,682,560
371,933	7.00%, 9/1/2014	389,778
794,753	7.00%, 2032	838,333
829,360	7.50%, 12/1/2029	886,663
77,302	8.00%, 6/1/2008	79,705
251,992	8.00%, 2030	271,055
192,820	8.00%, 3/1/2031	207,380
356	8.25%, 1/1/2009	363
1,240	8.50%, 8/1/2009	1,299
	GNMA
1,151,830	6.00%, 10/15/2032	1,189,386
644,088	6.00%, 12/15/2033	664,873
183,959	6.50%, 2/15/2032	192,329
1,731,827	6.50%, 4/15/2033	1,810,762
294,457	8.00%, 2030	318,274

	Total Mortgage Pass-Through Securities (Cost $106,206,224)	106,626,035

Sovereign Debt Securities — 1.1%
Principal Amount		Value

$550,000	Pemex Project Funding Master Tr.
	4.71% due 6/15/2010†(2)	$567,325
600,000	Quebec Province
	4.60% due 5/26/2015	606,919
950,000	Republic of South Africa 6.50% due 6/2/2014	1,060,438
	United Mexican States
450,000	4.625% due 10/8/2008	452,925
650,000	8.00% due 9/24/2022	796,250

	Total Sovereign Debt Securities (Cost $3,184,976)	3,483,857

U.S. Government Securities — 25.4%
U.S. Government Agency Securities — 14.9%
	FHLMC
$17,400,000	2.875%, 5/15/2007	$17,111,317
910,000	3.15%, 12/16/2008	886,537
	FNMA
20,030,000	3.03%, 7/14/2005††(1)	20,006,925
9,400,000	3.25%, 1/15/2008	9,270,637
1,710,000	4.625%, 10/15/2014	1,753,732

		49,029,148

U.S. Treasury Bonds and Notes — 10.5%
	U.S. Treasury Bonds
13,341,000	5.375%, 2/15/2031	15,742,380
8,040,000	6.00%, 2/15/2026	9,906,156
	U.S. Treasury Notes
3,440,000	2.75%, 8/15/2007	3,376,573
2,983,000	4.125%, 5/15/2015	3,026,579
2,505,000	4.375%, 5/15/2007	2,538,367

		34,590,055

	Total U.S. Government Securities (Cost $81,471,297)	83,619,203

Commercial Paper — 3.2%
Food and Beverage — 3.2%
$7,000,000	Coca-Cola Enterprises, Inc.
	3.02% due 7/14/2005 (1)	$6,992,366
3,600,000	Nestle Capital Corp.
	2.965% due 7/13/2005 (1)	3,596,160

	Total Commercial Paper (Cost $10,588,526)	10,588,526

Taxable Municipal Security — 0.1%
$450,000	Oregon Sch. Brds. Association
	4.759% due 6/30/2028
	(Cost $450,000)	$451,057

See notes to financial statements.

6

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Repurchase Agreement — 0.9%
Principal Amount		Value

$2,948,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $2,948,262 at 3.20%, due 7/1/2005 (1)(3)
	(Cost $2,948,000)	$2,948,000

Total Investments — 108.3% (Cost $351,696,771)		357,089,563
Payables for Mortgage Pass-Throughs Delayed Delivery Securities (1) — (8.2)%		(26,957,766)
Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(434,995)

Net Assets — 100%		$329,696,802

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $6,230,977 representing 1.9% of net assets.
††	Discount note. The rate shown is the effective yield at date of purchase.
(1)	Securities are segregated to cover forward mortgage purchases.
(2)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.
(3)	The repurchase agreement is collateralized by $2,995,000 in U.S. Government Agency 4.65%, due 10/10/13, with a value of $3,009,975.

See notes to financial statements.

7

■	The Guardian Bond Fund, Inc.

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $351,696,771)	$357,089,563
Cash	294
Receivable for securities sold	5,168,346
Interest receivable	2,479,999
Principal paydowns receivable	193,348
Receivable for fund shares sold	93,439
Other assets	16,504

Total Assets	365,041,493

LIABILITIES
Payable for forward mortgage securities purchased — Note F	26,957,766
Payable for securities purchased	7,860,189
Payable for fund shares redeemed	330,053
Accrued expenses	61,271
Due to GIS	135,412

Total Liabilities	35,344,691

Net Assets	$329,696,802

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,707,017
Additional paid-in capital	319,412,033
Undistributed net investment income	1,155,697
Accumulated net realized gain on investments	1,029,263
Net unrealized appreciation of investments	5,392,792

Net Assets	$329,696,802

Shares Outstanding — $0.10 par value	27,070,165

Net Asset Value Per Share	$12.18

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$7,758,685

Expenses:
Investment advisory fees — Note B	822,342
Custodian fees	55,471
Printing expense	17,525
Directors’ fees — Note B	14,388
Audit fees	11,804
Other	21,002

Total Expenses	942,532

Net Investment Income	6,816,153

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	1,113,875
Net change in unrealized appreciation of investments	597,594

Net Realized and Unrealized Gain on Investments	1,711,469

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,527,622

See notes to financial statements.

8

■	The Guardian Bond Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$6,816,153	$14,487,284
Net realized gain on investments	1,113,875	3,116,269
Net change in unrealized appreciation of investments	597,594	(2,935,788)

Net Increase in Net Assets Resulting from Operations	8,527,622	14,667,765

Dividends and Distributions to Shareholders from:
Net investment income	(6,123,246)	(14,607,244)
Net realized gain on investments	(391,185)	(3,507,371)

Total Dividends and Distributions to Shareholders	(6,514,431)	(18,114,615)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note G	(18,309,866)	(35,202,052)

Net Decrease in Net Assets	(16,296,675)	(38,648,902)

NET ASSETS:

Beginning of period	345,993,477	384,642,379

End of period*	$329,696,802	$345,993,477

* Includes undistributed net investment income of:	$1,155,697	$462,790

See notes to financial statements.

9

■	The Guardian Bond Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.11		$12.25	$12.52	$11.99	$11.75	$11.41

Income from investment operations:
Net investment income	0.26		0.51	0.50	0.57	0.69	0.81
Net realized and unrealized gain on investments	0.05		0.00 (a)	0.09	0.55	0.34	0.31

Net increase from investment operations	0.31		0.51	0.59	1.12	1.03	1.12

Dividends and Distributions to Shareholders from:
Net investment income	(0.23)		(0.52)	(0.48)	(0.55)	(0.73)	(0.78)
Net realized gain on investments	(0.01)		(0.13)	(0.38)	(0.04)	(0.06)	—

Total dividends and distributions	(0.24)		(0.65)	(0.86)	(0.59)	(0.79)	(0.78)

Net asset value, end of period	$12.18		$12.11	$12.25	$12.52	$11.99	$11.75

Total return*	2.62	%(b)	4.21%	4.73%	9.47%	8.86%	10.02%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$329,697		$345,993	$384,642	$435,089	$357,892	$355,435
Ratio of expenses to average net assets	0.57	%(c)	0.57%	0.56%	0.56%	0.57%	0.55%
Ratio of expenses excluding interest expense to average net assets	0.57	%(c)	0.57%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	4.14	%(c)	4.02%	3.75%	4.55%	5.41%	6.75%
Portfolio turnover rate	87%		217%	215%	249%	414%	297%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

10

■	The Guardian Bond Fund, Inc.

Statement of Cash Flows

Six Months Ended June 30, 2005 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$8,527,622
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(297,820,593)
Proceeds from sales of long-term securities	286,085,024
Proceeds from mortgage securities’ paydown	10,704,394
Gain on proceeds from mortgage securities’ paydown	330,679
Premium amortization/discount accretion, net	138,086
Purchases of short-term investments, net	61,984,437
Increase in receivables due to securities sold	(5,168,346)
Increase in receivables	(196,447)
Increase in other assets	(7,610)
Increase in accrued expenses	8,772
Decrease in due to GIS	(11,688)
Net realized gain on total investments	(1,113,875)
Net change in unrealized appreciation of investments	(597,594)

Net cash provided by operating activities	62,862,861

Cash flows from financing activities:
Proceeds from Fund shares sold	16,396,241
Payments for Fund shares redeemed	(40,987,294)
Proceeds from the financing of dollar roll transactions, net	(38,271,702)

Net cash used in financing activities	(62,862,755)

Increase in Cash	106
Cash
Beginning of period	188

End of period	$294

Supplemental disclosure of cash flow information
Non-cash financing activities not included above:
Reinvestment of distributions	$6,514,431

See notes to financial statements.

11

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Bond Fund, Inc. (the Fund or GBF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GBF. Net realized short-term and long-term capital gains for GBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreement and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

12

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $303,061,864 and $286,085,532, respectively, for the six months ended June 30, 2005.

The cost of investments owned at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2005 aggregated $7,060,714 and $1,667,921, respectively, resulting in net unrealized appreciation of $5,392,793.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF enters into a reverse repurchase agreement, GBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GBF may enter into dollar rolls (principally using TBA’s) in which GBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

13

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	1,341,439	2,168,176	$16,343,081	$26,751,648
Shares issued in reinvestment of dividends and distributions	539,721	1,487,653	6,514,431	17,813,686
Shares repurchased	(3,382,271)	(6,483,841)	(41,167,378)	(79,767,386)

Net decrease	(1,501,111)	(2,828,012)	$(18,309,866)	$(35,202,052)

Note H.	Line of Credit

A $100,000,000 line of credit available to GBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

14

■	The Guardian Bond Fund, Inc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

ITEM 2.	CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Bond Fund, Inc.

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Bond Fund, Inc.

Date: September 6, 2005

By:	/s/ FRANK L. PEPE
Frank L. Pepe
Vice President and Treasurer of The Guardian Bond Fund, Inc.

Date: September 6, 2005